Fair Value Disclosures (Assets Measured At Fair Value On Non-Recurring Basis) (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2017 USD ($) Restaurants	Mar. 23, 2016 USD ($)	Jun. 28, 2017 USD ($) Restaurants Asset	Jun. 29, 2016 USD ($) Restaurants Asset	Jun. 24, 2015 USD ($)
Fair Value Disclosures [Line Items]
Impairment of investment			$ 0	$ 1,000	$ 0
Carrying Value Of Impaired Long Lived Assets	$ 3,400		4,500	7,000
Carrying value of reacquired franchise rights			$ 800	$ 200
Number Of Underperforming Restaurants | Restaurants	2		10	5
Fair value of impaired long-lived asset			$ 201	$ 208
Impairment of Long-Lived Assets Held-for-use		$ 3,400	5,100	7,000
Fair value of other long-lived assets			0	857
Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Carrying Value Of Impaired Long Lived Assets			1,300	1,100
Fair value of impaired long-lived asset			$ 1,185	$ 857
Number of Impaired Indefinite-Lived Assets | Asset			6	4
Fair Value of Indefinite Lived Asset			$ 1,200	$ 900
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			100	200
Fair Value Measurements Using Level 1 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset			0	0
Fair value of other long-lived assets			0	0
Fair Value Measurements Using Level 1 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset			0	0
Fair Value Measurements Using Level 2 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset			0	0
Fair value of other long-lived assets			0	750
Fair Value Measurements Using Level 2 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset			1,185	857
Fair Value Measurements Using Level 3 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset			201	208
Fair value of other long-lived assets			0	107
Fair Value Measurements Using Level 3 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset			$ 0	$ 0